Financial risk management - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Feb. 15, 2017
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation of euro (Percentage)	10.00%
Depreciation of euro (percentage)	(10.00%)
Loss on portion of cross currency swap accounted for at fair value through profit or loss on appreciation of the Euro by 10% over USD	$ 4,724	$ 4,615
Senior Notes due 2022 issued by Ferroglobe PLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount			$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount	150,000
Amount by which the cross currency swap exceeds debt instruments	$ 42,500